Loans and Allowance for Credit Losses - Summary of Nonperforming Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Nonperforming Assets [Line Items]
Total commercial	$ 88,402	$ 80,377
Total commercial real estate	42,137	42,795
Residential Mortgages	53,496	51,619
Credit card	21,012	18,515
Total other retail	51,206	49,264
Total nonperforming loans, excluding covered loans	256,253	242,570
Covered loans	4,596	5,281
Total nonperforming loans	260,849	247,851
Covered Other Real Estate	1,064	1,212
Total nonperforming assets	1,523	1,808
Accruing loans 90 days or more past due	831	945
Nonperforming Assets [Member]
Nonperforming Assets [Line Items]
Commercial	160	99	$ 122	$ 107	$ 280
Lease financing	14	13	12	16	32
Total commercial	174	112	134	123	312
Commercial mortgages	92	175	182	308	354
Construction and development	35	84	121	238	545
Total commercial real estate	127	259	303	546	899
Residential Mortgages	712	864	770	661	650
Credit card	9	30	78	146	224
Retail leasing	3	1	1	1
Home equity and second mortgages	136	170	167	189	40
Other	23	16	23	27	27
Total other retail	162	187	191	217	67
Total nonperforming loans, excluding covered loans	1,184	1,452	1,476	1,693	2,152
Covered loans	8	14	127	386	926
Total nonperforming loans	1,192	1,466	1,603	2,079	3,078
Other Real Estate	280	288	327	381	404
Covered Other Real Estate	32	37	97	197	274
Other Assets	19	17	10	14	18
Total nonperforming assets	1,523	1,808	2,037	2,671	3,774
Total nonperforming assets, excluding covered assets	1,483	1,757	1,813	2,088	2,574
Nonperforming Assets Excluding Covered Assets [Member] | Nonperforming Assets [Member]
Nonperforming Assets [Line Items]
Accruing loans 90 days or more past due	$ 541	$ 550	$ 713	$ 660	$ 843
Nonperforming loans to total loans	0.46%	0.60%	0.65%	0.80%	1.10%
Nonperforming assets to total loans plus other real estate	0.58%	0.72%	0.80%	0.98%	1.32%
Nonperforming Assets Including Covered Assets [Member] | Nonperforming Assets [Member]
Nonperforming Assets [Line Items]
Accruing loans 90 days or more past due	$ 831	$ 945	$ 1,189	$ 1,323	$ 1,753
Nonperforming loans to total loans	0.46%	0.59%	0.68%	0.93%	1.47%
Nonperforming assets to total loans plus other real estate	0.58%	0.73%	0.86%	1.19%	1.79%